Leases - Composition of Total Rent Expense (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Leases [Abstract]
Minimum rentals	$ 21,530	$ 20,639	$ 21,992
Less: Sublease rental income	(600)	(156)	(1,610)
Total rent expense, net	$ 20,930	$ 20,483	$ 20,382